Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Earnings Per Share [Abstract]
Number of performance based restricted share units outstanding, excluded from computation of earnings per share, amount	8.6	8.6